CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	5,941,204	5,081,204
Common stock, shares issued	5,941,204	5,081,204
Common stock, shares Outstanding	5,941,204	5,081,204